Earnings per share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
The following table presents our basic and diluted earnings per share:

	Three months ended June 30,		Six months ended June 30,
(€ thousands, except per share data)	2021	2020	2021	2020
Numerator:
Net income/(loss)	€(3,289)	€(20,158)	€(10,029)	€(234,424)

Denominator:
Weighted average shares of Class A and Class B common stock outstanding:
Basic	357,582	353,133	356,726	352,953
Diluted	357,582	353,133	356,726	352,953

Net income/(loss) per share:
Basic	€(0.01)	€(0.06)	€(0.03)	€(0.66)
Diluted	€(0.01)	€(0.06)	€(0.03)	€(0.66)